THE CASH MANAGEMENT TRUST OF AMERICA
                           333 South Hope Street
                       Los Angeles, California 90071
                         Telephone  (213) 486-9200



December 5, 2001

Document Control

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

RE: THE CASH MANAGEMENT TRUST OF AMERICA
    FILE NOS.  2-47940 AND 811-2380

Dear Sir or Madam:

Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on November 30, 2001 of the Registrant's Post-Effective Amendment No. 46 under the Act and Amendment No. 40 under the Investment Company Act of 1940.

Sincerely,
/s/ Julie F. Williams
Julie F. Williams

Attachment

cc: Bric Barrientos